Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Interest rate swaps	$ (14,550)	$ (15,574)
Reclassification to Interest and Finance Costs	11,489	17,777
Total	(3,061)	2,203
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	(14,550)	(15,574)
Reclassification to Interest and Finance Costs	11,489	17,777
Total	$ (3,061)	$ 2,203
Location Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain / (Loss) on derivative instruments, net	Gain / (Loss) on derivative instruments, net
Amount Gain (Loss) recognized in income derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	$ 0	$ (60)
Reclassification to Interest and Finance Costs	0	0
Total	$ 0	$ (60)